Inventories (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Inventories [Abstract]
Cost of inventories recognised as expense during period	$ 2,571,054	$ 7,521,845	$ 5,241,718
Inventory write-downs	$ 1,078,324	$ 2,299,866	$ 19,859